091-02161

For Internal Use Only
Sec File No. 9-

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and 9 copies

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RECEIVED
2007 NOV -8 AM 12: 07
SEC / MR

[redacted]

07070787

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
~~AMENDED~~ FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
International Securities Exchange, LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Wisdom Tree Asset Management, Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
WisdomTree DEFA Index, WisdomTree DEFA High-Yielding Equity Index, Wisdom Tree Emerging Markets High Yielding Equity Index, WisdomTree Europe SmallCap Dividend Index, WisdomTree International Dividend Top 100 Index, WisdomTree International LargeCap Dividend Index, WisdomTree International MidCap Dividend Index, WisdomTree International SmallCap Dividend Index, WisdomTree Japan SmallCap Dividend Index, WisdomTree Japan Dividend Index, WisdomTree Japan High Yielding Equity Index, WisdomTree Pacific ex-Japan Index, WisdomTree Pacific ex Japan High Yielding Equity Index, WisdomTree Europe High Yielding Equity Index, WisdomTree Europe Dividend Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in Item 4 above are all Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DWM, DTH, DEM, DFE, DOO, DOL, DIM, DLS, DFJ, DXJ, DNL, DND, DNH, DEW, DEB

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
DWM: UK, France, Australia, Japan, Italy; DTH: UK, France, Australia, Italy, Spain; DEM: Taiwan, Brazil, South Africa, Korea, Thailand; DFE: UK, Sweden, Italy, Germany, Finland; DOO: UK, Australia, France, Italy, Germany; DOL: UK, France, Germany, Spain, Italy; DIM: UK, Australia, Japan, France, Italy; DLS: Japan, UK, Australia, Singapore, Sweden; DFJ: Japan; DXJ: Japan; DNL: Japan; DND: Australia, Hong Kong, Singapore, New Zealand; DNH: Australia, Hong Kong, New Zealand, Singapore; DEW: UK, France, Italy, Spain, Germany; DEB: UK, France, Germany, Italy, Spain (Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
DEC 03 2007
THOMSON
FINANCIAL

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	
Date:	**6-Nov-07**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 8 2007

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

RECEIVED
2007 NOV -8 AM 12:07
SEC / MR

November 6, 2007

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Investment Company Units set forth in the attached forms. These securities are listed for trading pursuant to ISE Rule 2123.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 8 2007

END